Cash Flow Detail - Investing Activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Proceeds from the sale in property, plant and equipment and intangible assets	€ 564	€ 509	€ 751
Payments on investments in property, plant and equipment and intangible assets	(6,728)	(7,529)	(8,410)
(Payments on investments)/proceeds from the sale in property, plant and equipment and intangible assets, net	(6,164)	(7,020)	€ (7,659)
Spectrum license payments	999	125
Telefónica United Kingdom
Disclosure of geographical areas [line items]
Spectrum license payments	521	€ 114
Telefónica Spain
Disclosure of geographical areas [line items]
Spectrum license payments	343
Telefonica Chile
Disclosure of geographical areas [line items]
Spectrum license payments	€ 131